UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	CONSUMER, CYCLICAL – 3.4%
	HOTELS & MOTELS – 3.4%
50,000	Hilton Worldwide Holdings, Inc.	$1,147,000
20,000	Starwood Hotels & Resorts Worldwide, Inc.	1,329,600
		2,476,600
		2,476,600
	FINANCIAL – 95.7%
	REITS-APARTMENTS – 20.1%
36,000	American Campus Communities, Inc. - REIT	1,304,640
21,000	AvalonBay Communities, Inc. - REIT	3,671,220
46,000	Camden Property Trust - REIT	3,399,400
20,000	Equity Residential - REIT	1,502,400
12,000	Essex Property Trust, Inc. - REIT	2,681,040
60,000	UDR, Inc. - REIT	2,068,800
		14,627,500
	REITS-DATA CENTERS/TECH – 11.0%
21,500	American Tower Corp. - REIT	1,891,570
26,000	CoreSite Realty Corp. - REIT	1,337,440
31,000	Crown Castle International Corp. - REIT	2,444,970
70,000	CyrusOne, Inc. - REIT	2,286,200
		7,960,180
	REITS-DIVERSIFIED – 5.6%
40,000	American Assets Trust, Inc. - REIT	1,634,400
150,000	Armada Hoffler Properties, Inc. - REIT	1,465,500
40,000	Washington Real Estate Investment Trust - REIT	997,200
		4,097,100
	REITS-HEALTH CARE – 2.2%
65,000	Healthcare Realty Trust, Inc. - REIT	1,615,250

	REITS-HOTELS – 5.0%
103,000	Hersha Hospitality Trust - REIT	2,333,980
84,000	Host Hotels & Resorts, Inc. - REIT	1,328,040
		3,662,020
	REITS-INDUSTRIAL – 8.7%
100,000	Duke Realty Corp. - REIT	1,905,000
45,000	EastGroup Properties, Inc. - REIT	2,438,100
51,000	Prologis, Inc. - REIT	1,983,900
		6,327,000
	REITS-OFFICE PROPERTY – 15.2%
16,500	Alexandria Real Estate Equities, Inc. - REIT	1,397,055
29,500	Boston Properties, Inc. - REIT	3,492,800
185,000	Cousins Properties, Inc. - REIT	1,705,700

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	REITS-OFFICE PROPERTY (Continued)
100,000	Empire State Realty Trust, Inc. - Class A - REIT	$1,703,000
30,500	Vornado Realty Trust - REIT	2,757,810
		11,056,365
	REITS-REGIONAL MALLS – 17.6%
105,000	General Growth Properties, Inc. - REIT	2,726,850
24,500	Macerich Co. - REIT	1,882,090
36,500	Simon Property Group, Inc. - REIT	6,705,780
45,000	Tanger Factory Outlet Centers, Inc. - REIT	1,483,650
		12,798,370
	REITS-SHOPPING CENTERS – 4.7%
97,000	Kite Realty Group Trust - REIT	2,309,570
50,000	Urban Edge Properties - REIT	1,079,500
		3,389,070
	REITS-STORAGE – 5.6%
43,000	Sovran Self Storage, Inc. - REIT	4,054,900
		69,587,755
	TOTAL COMMON STOCKS (Cost $72,639,098)	72,064,355

Principal Amount
	SHORT-TERM INVESTMENTS – 0.8%
$602,437	UMB Money Market Fiduciary, 0.01%[1]	602,437

	TOTAL SHORT-TERM INVESTMENTS (Cost $602,437)	602,437

	TOTAL INVESTMENTS – 99.9% (Cost $73,241,535)	72,666,792
	Other Assets in Excess of Liabilities – 0.1%	95,073

	TOTAL NET ASSETS – 100.0%	$72,761,865

REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

West Loop Realty
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Note 1 – Organization
West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

West Loop Realty
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

(b) Real Estate Market Risk
The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$73,241,535

Gross unrealized appreciation	3,172,961
Gross unrealized depreciation	(3,747,704)

Net unrealized depreciation	$(574,743)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Loop Realty
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$72,064,355	$-	$-	$72,064,355
Short-Term Investments	602,437	-	-	602,437
Total Investments	$72,666,792	$-	$-	$72,666,792

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/20/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/20/15